Segment Reporting	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
SEGMENT REPORTING

NOTE 24 - SEGMENT REPORTING

The Company has one operating segment. The Company’s revenue and long-lived assets are primarily derived from and located in China and U.S. The Company does not have manufacturing operations outside of China.

The following table sets forth disaggregation of revenue:

	Year Ended December 31
	2024	2023	2022
	Sales Revenue	Sales Revenue	Sales Revenue
Primary geographical markets
U.S. and other countries/areas	$74,242,060	$93,979,363	$65,871,112
China	53,327,553	29,619,869	51,941,937
Total	$127,569,613	$123,599,232	$117,813,049

Major products and Services
EV parts	$5,948	$5,807,973	$8,964,094
EV products	2,286,093	1,214,786	7,926,233
Off-road vehicles and associated parts	116,556,517	106,983,891	70,622,278
Electric Scooters, Electric Self-Balancing Scooters and associated parts	1,351,331	683,952	4,616,683
Battery exchange equipment and Battery exchange service	-	674,927	1,691,486
Lithium-ion cells	3,857,535	7,994,227	23,992,275
Commission income	3,512,189	239,476	-
Total	$127,569,613	$123,599,232	$117,813,049

Timing of revenue recognition
Products transferred at a point in time	$124,057,424	$123,359,756	$117,813,049
Sales transactions completed at a point in time	3,512,189	239,476	-
Total	$127,569,613	$123,599,232	$117,813,049